INVESTMENT IN PHI	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
INVESTMENT IN PHI
NOTE 9 – INVESTMENT IN PHI

Network sharing agreement and right of use

On November 8, 2013 the Company and Hot Mobile Ltd. ("Hot Mobile") entered into a 15-year network sharing agreement (“NSA”), which was approved by the Antitrust Commissioner as described below, and by the Ministry of Communications. Pursuant to the NSA, the parties created a 50-50 limited partnership - P.H.I. Networks (2015) Limited Partnership (hereinafter "PHI"), which operates and develops a radio access network shared by both parties, starting with a pooling of both parties' radio access network infrastructures creating a single shared pooled radio access network (the "Shared Network"). The parties also established a 50-50 company limited by shares under the name Net 4 P.H.I Ltd., to be the general partner of the limited partnership. In May 2014, the Antitrust Commissioner (the "Commissioner") approved the NSA, subject to conditions that include: (a) Prohibition on exchange of information that is not required for the activities of PHI; (b) Limitations with respect to the serving as an officer or employee in either of the companies concurrent with serving as an officer or employee in PHI and certain cooling off periods were set in case of transition of officers and employees from PHI to the companies. However, this should not prevent PHI from employing employees or officers, that are currently serving as employees or officers in the companies (that is, employees will move to PHI and work for PHI only); (c) As of April 2021, the Commissioner will be allowed to notify the parties of the cancellation of his resolution, if at that time it will be of his opinion that the establishment of PHI, its existence or operations are liable to be substantively detrimental to competition, in which case the parties will be required to cease sharing the active part of the shared network within two years and the passive parts within five years from the Antitrust Commissioner's notice to that effect.

In February 2016, HOT Mobile exercised its option under the NSA to advance the payment date of a onetime amount of NIS 250 million ("Lump Sum"), which was received by the Group in 2016. Therefore in accordance the NSA from April 2016 onward (i) each party bears half of the expenditures relating to the Shared Network, and (ii) the bearing of the operating costs of the Shared Network is according to a pre-determined mechanism, according to which one half of the operating costs is shared equally by the parties, and one half is divided between the parties according to the relative volume of traffic consumption of each party in the Shared Network (the "Capex-Opex Mechanism").

The Lump Sum is treated by the Group as payments for rights of use of the Group's network and therefore recognized as deferred revenue which is amortized to revenues in the income statement over a period of eight years, which is determined to be the shorter of the expected period of the arrangement or the expected life of the related assets, see note 22(a).

The NSA term will be automatically extended for consecutive terms of five years each, unless either party provided the other party with prior notice of at least two years prior to the commencement of the respective extended term. At any time after the eighth anniversary of the NSA's effective date (i.e. following April  2023), either party may provide the other party with two years termination notice, and terminate the NSA, without cause, effective as of the end of the said two-year period. On the expiry of the NSA, other than following a material breach, the parties shall divide the network between themselves according to a mechanism provided by the NSA, based on the parties then-respective interests in PHI, with priority that each party shall first receive its own assets.

On November 8, 2013, the Company and Hot Mobile entered into a separate Right of Use agreement which was valid until March 2016 ("ROU"), under which the Company provided services to Hot Mobile, in the form of access to use its cellular network. According to the ROU, Hot Mobile paid the Company fixed base payments together with additional variable payments which were based, among other things, on traffic exceeding a defined threshold. Hot Mobile ceased making payments under the ROU from April 2016. In 2015 and 2016, the Company recorded revenues relating to the ROU in amounts of approximately NIS 120 million and NIS 51 million, respectively.

See also note 26(d) with respect to transactions and balances with PHI.

The associates of the Group as at December 31, 2017, of which the Group holds 50% of ownership interests are: P.H.I. Networks (2015) Limited Partnership ("PHI"), and Net 4 P.H.I Ltd. (see also note 2(c)(2) and note 4(b)(3)). Both are incorporated and operate in Israel. Set out below is summarized financial information for the associates which are accounted for by the Group using the equity method.

	As at December 31
	2016	2017
	NIS in millions	NIS in millions
Current assets	122	119
Non-current assets	115	218
Current liabilities	110	117
Non-current liabilities	125	218
Net assets	2	2

Supplemental information relating to associates:
Commitments for operating leases and operating expenses	364	443
Commitments to purchase fixed assets	3	2
Guarantees made to third parties		1

	Year ended December 31
	2016	2017
	NIS in millions	NIS in millions

Summarized statement of income
Revenue	432	477
Pre-tax Profit	*	-
After-tax profit	*	-
Total comprehensive income	*	-

Reconciliation to carrying amount:
Opening net assets of PHI	2	2
Profit for the period	*	-
Closing net assets of PHI	2	2
Carrying amount: Group's share (50%)	1	1

* Representing an amount of less than NIS 1 million.

See also note 26(d) with respect to transactions and balances with PHI.